EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated August 28, 2015 to the GMO Series Trust Prospectus dated June 30, 2015 (relating to all twelve series of the Trust), filed with the Securities and Exchange Commission on August 28, 2015 under Rule 497(e) (SEC Accession No. 0001193125-15-306976).

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.INS	XBRL Instance Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document